Fair Value Measurements	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Fair Value Measurements

NOTE 14    Fair Value Measurements

The following tables present fair value information as of June 30, 2024 and June 24, 2024, the date of the Business Combination. The Company did not have any fair value instruments as of December 31, 2023. The Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicate the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value:

June 30, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Convertible note-Quantum	$4,697,050	$—	$—	$4,697,050
ELOC	$638,321	$—	$—	$638,321
Additional Bridge Note	$397,408	$—	$—	$397,408
Exchange Note	$5,666,873	$—	$—	$5,666,873

June 24, 2024	Fair Value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Extension Note – Bifurcated Derivative	$33,000	$—	$—	$33,000
ELOC	$694,512	$—	$—	$694,512
Additional Bridge Note	$466,646	$—	$—	$466,646
Exchange Note	$6,155,925	$—	$—	$6,155,925

Measurement

Quantum Convertible Note

The Company established the initial fair value for the Quantum Convertible Note as of June 25, 2024, which was the date the Quantum Convertible Note was funded. As of June 30, 2024, the fair value was remeasured. As such, the Company used the Monte Carlo model (“MCM”) that fair values the debt. The MCM was used to value the Quantum Convertible Note for the initial periods and subsequent measurement periods. The initial value in excess of proceeds on June 25, 2024, was recognized in the statement of operations under loss on issuance of financial instruments. The change in fair value between initial measurement and June 30, 2024, was recognized in the statement of operations under change in fair value of financial instruments.

The Quantum Convertible Note was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of June 30, 2024, due to the use of unobservable inputs. The key inputs into the MCM model for the Quantum Convertible Note were as follows at June 30, 2024 and at June 25, 2024:

	June 30, 2024	June 25, 2024
Risk-free interest rate	5.10%	5.10%
Expected term (years)	0.99	1.00
Volatility	125.00%	125.00%
Stock price	$8.75	$8.00
Debt discount rate	37.82%	37.35%

Extension Note Bifurcated Derivative

The Company established the initial fair value for the Extension Note Bifurcated Derivative as of June 24, 2024, the date the Business combination closed. As of June 30, 2024, the fair value was remeasured. As such, the Company used a Discounted Cash Flow model (“DCF”) that fair values the early termination/repayment features of the debt. The DCF was used to value the Extension

Note Bifurcated Derivative for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and June 30, 2024, was recognized in the statement of operations under change in fair value of financial instruments.

The Extension Note Bifurcated Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement date, due to the use of unobservable inputs. The key inputs into the DCF model for the Extension Note Bifurcated Derivative were as follows at June 24, 2024:

June 24, 2024
CCC bond rates	14.36%
Expected term (years)	—

Additional Bridge Note

The Company established the initial fair value for the Additional Bridge as of as of June 24, 2024, the date the Business combination closed. As of June 30, 2024, the fair value was remeasured. As such, the Company used a MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Additional Bridge Note for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and June 30, 2024, was recognized in the statement of operations under change in fair value of financial instruments.

The Additional Bridge Note was classified within Level 3 of the fair value hierarchy at June 30, 2024 and June 24, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the Additional Bridge Note were as follows at June 30, 2024, and June 24, 2024:

	June 30, 2024	June 24, 2024
Risk-free interest rate	5.47%	5.42%
Expected term (years)	0.89	0.91
Volatility	110.00%	110.00%
Stock price	$8.75	$12.11
Debt discount rate	41.59%	41.12%

Exchange Note

The Company established the initial fair value for the Exchange Note as of as of June 24, 2024, the date the Business combination closed. As of June 30, 2024, the fair value was remeasured. As such, the Company using the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the Exchange Note for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and June 30, 2024, was recognized in the statement of operations under change in fair value of financial instruments.

The Exchange Note was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of June 30, 2024 and June 24, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the Exchange Note were as follows at June 30, 2024 and June 24, 2024:

	June 30, 2024	June 24, 2024
Risk-free interest rate	4.98%	4.98%
Expected term (years)	1.30	1.32
Volatility	110.00%	110.20%
Stock price	$8.75	$12.11
Debt discount rate	49.26%	48.79%

ELOC/Equity Financing

The Company established the initial fair value for the ELOC as of as of June 24, 2024, the date the Business combination closed. As of June 30, 2024, the fair value was remeasured. As such, the Company used the MCM that fair values the early termination/repayment features of the debt. The MCM was used to value the ELOC for the initial periods and subsequent measurement periods. The change in fair value between initial measurement and June 30, 2024, was recognized in the statement of operations under change in fair value of financial instruments.

The ELOC was classified within Level 3 of the fair value hierarchy at the initial measurement dates and as of June 30, 2024 due to the use of unobservable inputs. The key inputs into the MCM model for the ELOC were as follows at June 30, 2024 and at June 24, 2024:

	June 30, 2024	June 24, 2024
Risk-free interest rate	4.62%	4.46%
Expected term (years)	2.98	3.00
Volatility	105.70%	105.80%
Stock price	$8.75	$12.11

Level 3 Changes in Fair Value

The change in the fair value of the Level 3 financial liabilities for the period from June 24, 2024, through June 30, 2024 is summarized as follows:

Level 3 Changes in Fair Value of Derivatives for the period from June 24, 2024, through June 30, 2024:

	Extension Note
	Bifurcated	Exchange	Quantum	Additional
	Derivative	Note	Note	Bridge Note	ELOC	Total
Fair value as of December 31, 2023	$—	$—	$—	$—	$—	$—
Fair value as of June 24, 2024	33,000	6,155,925	—	466,646	694,512	7,350,083
Initial fair value of Quantum Note at June 25, 2024	—	—	4,618,234	—	—	4,618,234
Settlement of Exchange Note	(33,000)	—	—	—	—	(33,000)
Change in fair value	—	(489,052)	78,816	(69,238)	(56,191)	(535,665)
Fair value as of June 30, 2024	$—	$5,666,873	$4,697,050	$397,408	$638,321	$11,399,652

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various levels for the three and six months ended June 30, 2024, and 2023.

VSee Lab, Inc
Fair Value Measurements

Note 10 Fair Value Measurements

The following table presents fair value information as of December 31, 2023 and 2022 of the Company’s financial liabilities that were accounted for at fair value on a recurring basis and indicates the fair value hierarchy of the valuation techniques the Company utilized to determine such fair value.

December 31, 2023
Carrying
	value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$—	$—	$—	$—
Total	$—	$—	$—	$—

	December 31, 2022
	Carrying
	value	(Level 1)	(Level 2)	(Level 3)
Liabilities:
Bridge Note – Embedded Derivative	$273,534	$—	$—	$273,534
Total	$273,534	$—	$—	$273,534

Measurement

Bridge Note Embedded Derivative

The Company established the initial fair value for the Bridge Note Embedded Derivative as of October 5, 2022, which was the date the Bridge Note was executed. As a result of the exchange agreement on November 21, 2023, the carrying balance of the Bridge note and related default interest, as well as the carrying balance of the bifurcated derivative, was offset with the fair value of the stock payable. The fair value of the Embedded Derivative was remeasured as of November 21, 2023 and December 31, 2022. As such, the Company used a Probability Weighted Expected Return Method (“PWERM”) that fair values the early termination/repayment features of the debt. The PWERM is a multi-step process in which value is estimated based on the probability-weighted present value of various future outcomes. The PWERM was used to value the Bridge Note Embedded Derivative for the initial periods and subsequent measurement periods.

The Bridge Note Embedded Derivative was classified within Level 3 of the fair value hierarchy at the initial measurement date and as of November 21, 2023 and December 31, 2022 due to the use of unobservable inputs. The key inputs into the simulation model for the Bridge Note Embedded Derivative were as follows at November 21, 2023, December 31, 2022 and October 5, 2022:

	November 21,	December 31,	October 5,
	2023	2022	2022
CCC bond rates	—	15.09%	14.09%
Probability of early termination/repayment – BC not completed	—	5%	10%
Probability of early termination/repayment – BC completed or PIPE completed	—	95%	90%
Probability of completing a business combination by March 31, 2023	—	50%	50%
Probability of completing a business combination by June 30, 2023	—	50%	50%
Implied volatility	0.1%	6%	12%
Risk free rate	5.38%	4.76%	4.01%

The change in the fair value of the Level 3 financial liabilities for the years ended December 31, 2023 and 2022 are summarized as follows:

	December 31, 2023	December 31, 2022
Bridge Note Embedded Derivative, Beginning Fair Value	$273,534	$—
Fair value at October 5, 2022 (Initial measurement)	—	208,803
Change in fair value	(92,449)	64,731
Derivative adjustment from the Exchange Agreement (Note 9)	(181,085)	—
Bridge Note Embedded Derivative, Ending Fair Value	$—	$273,534

Transfers to/from Levels 1, 2 and 3 are recognized at the end of the reporting period in which a change in valuation technique or methodology occurs. There were no transfers to or from the various Levels during the years ended December 31, 2023 and 2022.